9. Accrued Expenses	12 Months Ended
Dec. 31, 2013
Accrued Expenses
Accrued Expenses

Accrued expenses included in the consolidated balance sheets as of December 31, 2012 and 2013 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Accrued payroll	¥20,761,715	¥17,958,706	$2,966,567
Accrued rental fee	186,657	100,000	16,519
Accrued audit fee	1,270,000	1,290,000	213,093
Other accruals	2,977,904	2,888,494	477,145
Total accrued expenses	¥25,196,276	¥22,237,200	$3,673,324

As of December 31, 2012, other accruals mainly represented the compensation for Microsoft’s litigation (Note 18). As of December 31, 2013, other accruals mainly represented the unpaid employees reimbursement, air tickets fee and marketing expenses.